Earnings (Loss) Per Share (Details) - Schedule of Weighted Average Shares Outstanding and the Basic Loss Per Common Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Basic Loss Per Share
Net loss (in Dollars)					$ (125,965)	$ (7,582)
Weighted average common shares outstanding	2,109,398	2,104,558	2,108,811	2,115,846	2,128,734	1,290,566
Effect of dilutive stock options and warrants
Total potential shares outstanding	2,109,398	2,104,558	2,108,811	2,115,846	2,128,734	1,290,566
Diluted loss per share (in Dollars per share)	$ (3.14)	$ (2.46)	$ (3.98)	$ (1.73)	$ (59.17)	$ (5.87)
Basic loss per share (in Dollars per share)	$ (3.14)	$ (2.46)	$ (3.98)	$ (1.73)	$ (59.17)	$ (5.87)